Financial Risk Management Objectives and Policies - Gains and Losses from Cash Flow Hedges (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Recognized in equity	€ 345	€ (345)
Due to early discontinuation of the hedging relationship	549
Due to realization of the hedged item	€ 1,224	€ 272